UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              61

Form 13F Information Table Value Total:  $      585,122
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS              H01531104    3,135    50,000 SH       DEFINED    01          50,000      0    0
ALLSTATE CORP                COM              020002101    1,907    60,000 SH       DEFINED    01          60,000      0    0
AMAZON COM INC               COM              023135106    1,801    10,000 SH       DEFINED    01          10,000      0    0
ANGIODYNAMICS INC            COM              03475V101    4,854   321,000 SH       DEFINED    01         321,000      0    0
BITSTREAM INC                CL A             091736108    7,267 1,135,462 SH       DEFINED    01       1,135,462      0    0
BP PLC                       SPONSORED ADR    055622104    8,387   190,000     CALL DEFINED    01         190,000      0    0
BUILDERS FIRSTSOURCE INC     COM              12008R107      511   180,000 SH       DEFINED    01         180,000      0    0
CALUMET SPECIALTY PRODS PTNR UT LTD PARTNER   131476103      744    35,000 SH       DEFINED    01          35,000      0    0
CANADIAN NAT RES LTD         COM              136385101    1,750    35,400 SH       DEFINED    01          35,400      0    0
CHEVRON CORP NEW             COM              166764100    3,321    30,900 SH       DEFINED    01          30,900      0    0
CHINA FD INC                 COM              169373107      753    23,914 SH       DEFINED    01          23,914      0    0
CHINAEDU CORP                SPONS ADR        16945L107   11,184 1,497,136 SH       DEFINED    01       1,497,136      0    0
CHIPOTLE MEXICAN GRILL INC   COM              169656105    5,447    20,000 SH       DEFINED    01          20,000      0    0
CISCO SYS INC                COM              17275R102   18,865 1,100,000     CALL DEFINED    01       1,100,000      0    0
CODEXIS INC                  COM              192005106    5,506   465,800 SH       DEFINED    01         465,800      0    0
CUMMINS INC                  COM              231021106    4,933    45,000 SH       DEFINED    01          45,000      0    0
EMAGIN CORP                  COM NEW          29076N206    6,554   916,700 SH       DEFINED    01         916,700      0    0
EMULEX CORP                  COM NEW          292475209   23,474 2,200,000     CALL DEFINED    01       2,200,000      0    0
ETFS PALLADIUM TR            SH BEN INT       26923A106    3,558    46,794 SH       DEFINED    01          46,794      0    0
FLOTEK INDS INC DEL          COM              343389102    9,416 1,119,651 SH       DEFINED    01       1,119,651      0    0
GAFISA S A                   SPONS ADR        362607301    6,099   475,000     CALL DEFINED    01         475,000      0    0
GAFISA S A                   SPONS ADR        362607301    1,926   150,000 SH       DEFINED    01         150,000      0    0
GENERAL CABLE CORP DEL NEW   COM              369300108    3,031    70,000 SH       DEFINED    01          70,000      0    0
HALLIBURTON CO               COM              406216101    4,206    84,400 SH       DEFINED    01          84,400      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104    5,453   202,500 SH       DEFINED    01         202,500      0    0
HECKMANN CORP                *W EXP 11/09/201 422680116    3,103 3,266,803 SH       DEFINED    01       3,266,803      0    0
ICICI BK LTD                 ADR              45104G104    3,289    66,000 SH       DEFINED    01          66,000      0    0
INDIA FD INC                 COM              454089103      824    25,000 SH       DEFINED    01          25,000      0    0
ISHARES INC                  MSCI JAPAN       464286848    2,579   250,000 SH       DEFINED    01         250,000      0    0
ISHARES INC                  MSCI S KOREA     464286772    3,218    50,000 SH       DEFINED    01          50,000      0    0
ISHARES INC                  MSCI TAIWAN      464286731    3,814   256,600 SH       DEFINED    01         256,600      0    0
ITRON INC                    COM              465741106    1,411    25,000 SH       DEFINED    01          25,000      0    0
LINCOLN NATL CORP IND        COM              534187109    4,957   165,000 SH       DEFINED    01         165,000      0    0
MERGE HEALTHCARE INC         COM              589499102    1,598   328,100 SH       DEFINED    01         328,100      0    0
METLIFE INC                  COM              59156R108    2,415    54,000 SH       DEFINED    01          54,000      0    0
MOLSON COORS BREWING CO      CL B             60871R209    4,689   100,000     CALL DEFINED    01         100,000      0    0
MORGAN STANLEY CHINA A SH FD COM              617468103    3,969   138,102 SH       DEFINED    01         138,102      0    0
MORGAN STANLEY INDIA INVS FD COM              61745C105      795    33,000 SH       DEFINED    01          33,000      0    0
MOSAIC CO                    COM              61945A107    3,150    40,000 SH       DEFINED    01          40,000      0    0
NEWCASTLE INVT CORP          COM              65105M108    7,136 1,181,404 SH       DEFINED    01       1,181,404      0    0
NOVA MEASURING INSTRUMENTS L COM              M7516K103    8,480   866,900 SH       DEFINED    01         866,900      0    0
O2MICRO INTERNATIONAL LTD    SPONS ADR        67107W100    5,047   664,019 SH       DEFINED    01         664,019      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    1,860    17,800 SH       DEFINED    01          17,800      0    0
ORACLE CORP                  COM              68389X105    6,686   200,000     CALL DEFINED    01         200,000      0    0
PETROHAWK ENERGY CORP        COM              716495106  312,000   150,000     CALL DEFINED    01         150,000      0    0
POTASH CORP SASK INC         COM              73755L107    1,768    30,000 SH       DEFINED    01          30,000      0    0
PRUDENTIAL FINL INC          COM              744320102    2,463    40,000 SH       DEFINED    01          40,000      0    0
QUALITY DISTR INC FLA        COM              74756M102    5,558   469,063 SH       DEFINED    01         469,063      0    0
RED LION HOTELS CORP         COM              756764106    2,392   291,758 SH       DEFINED    01         291,758      0    0
SCHLUMBERGER LTD             COM              806857108    3,171    34,000 SH       DEFINED    01          34,000      0    0
STRATEGIC HOTELS & RESORTS I COM              86272T106    3,942   611,200 SH       DEFINED    01         611,200      0    0
TRANSOCEAN LTD               REG SHS          H8817H100    2,533    32,500 SH       DEFINED    01          32,500      0    0
TRAVELERS COMPANIES INC      COM              89417E109    2,082    35,000 SH       DEFINED    01          35,000      0    0
TRINITY INDS INC             COM              896522109    3,667   100,000     CALL DEFINED    01         100,000      0    0
ULTRAPETROL BAHAMAS LTD      COM              P94398107    1,153   226,900 SH       DEFINED    01         226,900      0    0
VALERO ENERGY CORP NEW       COM              91913Y100    2,982   100,000     CALL DEFINED    01         100,000      0    0
VIMICRO INTL CORP            ADR              92718N109    4,656 1,552,164 SH       DEFINED    01       1,552,164      0    0
VISHAY INTERTECHNOLOGY INC   COM              928298108   13,463   758,900 SH       DEFINED    01         758,900      0    0
VITESSE SEMICONDUCTOR CORP   COM NEW          928497304    5,901 1,221,750 SH       DEFINED    01       1,221,750      0    0
WESTPORT INNOVATIONS INC     COM NEW          960908309    2,198   100,000     CALL DEFINED    01         100,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
XL GROUP PLC                 SHS              G98290102    2,091    85,000 SH       DEFINED    01          85,000      0    0


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